UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10637

Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.5% (4.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 1,100	5.875%, 6/01/30	6/17 at 100.00	BBB	$ 926,442
1,670	5.875%, 6/01/47	6/17 at 100.00	BBB	1,189,524
20	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	19,040
	Series 2002, 5.375%, 5/15/33
2,790	Total Consumer Staples			2,135,006
	Education and Civic Organizations – 6.1% (4.2% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	348,331
	2006, 5.000%, 7/01/41
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A3	1,179,990
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	465,020
	2005, 5.000%, 12/01/24
1,975	Total Education and Civic Organizations			1,993,341
	Health Care – 15.8% (10.9% of Total Investments)
695	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	617,091
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
250	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	236,110
	2005, 5.000%, 11/01/40
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	165,118
	Inc., Series 2006, 5.250%, 5/15/21
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	503,525
	5.000%, 5/01/30
60	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	62,694
1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	1,590,180
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
675	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	744,741
	Obligated Group, Tender Option Bond Trust 3551, 19.697%, 1/01/39 (IF)
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	340,997
	Obligated Group, Series 2000B, 6.375%, 11/15/30
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	233,618
	5.250%, 11/15/36
60	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	61,310
	5.750%, 12/01/35
600	State of Ohio Hospital Revenue Bonds, Series 2008A (Cleveland Clinic Health System Obligated	1/18 at 100.00	Aa2	629,244
	Group), 5.000%, 1/01/25
5,085	Total Health Care			5,184,628
	Housing/Multifamily – 3.4% (2.3% of Total Investments)
200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	202,882
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
185	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	176,801
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
750	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	736,275
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
1,135	Total Housing/Multifamily			1,115,958

	Housing/Single Family – 3.3% (2.3% of Total Investments)
125	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	131,215
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
415	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	425,155
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,486
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	486,390
	9/01/31 (Alternative Minimum Tax)
1,085	Total Housing/Single Family			1,088,246
	Industrials – 7.4% (5.1% of Total Investments)
555	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/12 at 102.00	N/R	516,200
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
480	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	477,658
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,127,060
	Series 1992, 6.450%, 12/15/21
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	303,588
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)
2,435	Total Industrials			2,424,506
	Tax Obligation/General – 34.0% (23.5% of Total Investments)
1,815	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	776,257
	0.000%, 12/01/27 – FSA Insured
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	322,341
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,096,230
250	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	262,890
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	1,327,976
	FSA Insured
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	A+	1,013,100
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa3	1,068,130
	5.000%, 12/01/22 – NPFG Insured
210	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AA–	224,721
	5.000%, 12/01/25 – FGIC Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	Baa2	1,270,521
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	526,205
	2006, 5.000%, 12/01/25 – FSA Insured
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	105,399
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	A2	51,043
	5.250%, 12/01/36
150	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa3	153,242
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B,	9/11 at 100.00	AA+	1,078,570
	5.000%, 9/15/20
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AAA	1,241,847
500	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	515,625
	5.250%, 12/01/36 – AGC Insured
100	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	102,687
	School Improvment Series 2009, 5.125%, 12/01/37
11,650	Total Tax Obligation/General			11,136,784
	Tax Obligation/Limited – 14.0% (9.7% of Total Investments)
75	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	A1	73,635
	Library Fund Library Facilities Notes, Series 2009 (Special Obligation), 5.000%, 12/01/34
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A2	1,011,180
	AMBAC Insured

1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A	1,005,260
	2003, 5.000%, 11/01/30
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,388,313
	Series 2002A, 5.500%, 4/01/18 – FSA Insured
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	211,048
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
500	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AA	500,070
	5.500%, 12/01/09 – NPFG Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	412,780
	2009A, 0.000%, 8/01/34
6,025	Total Tax Obligation/Limited			4,602,286
	Transportation – 5.6% (3.9% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 –	No Opt. Call	AA	1,834,100
	FGIC Insured
	U.S. Guaranteed – 36.2% (25.0% of Total Investments) (4)
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	A1 (4)	836,418
	5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured
1,300	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa2 (4)	1,424,020
	12/01/28 (Pre-refunded 12/01/11)
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	1,132,850
500	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	554,240
	5.125%, 12/01/29 (Pre-refunded 6/01/12) – FSA Insured
1,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	1,031,510
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	Aa2 (4)	1,081,360
	9/01/12 (Pre-refunded 9/01/11)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	N/R (4)	2,256,717
	Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	1,167,200
	Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured
1,535	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AA– (4)	1,676,404
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGIC Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	709,322
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
10,725	Total U.S. Guaranteed			11,870,041
	Utilities – 10.7% (7.4% of Total Investments)
500	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	500,750
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	1,570,380
	Series 2002, 5.250%, 2/15/17 – NPFG Insured
1,595	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A	484,800
	NPFG Insured
1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power,	3/10 at 101.00	N/R	934,030
	Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
4,595	Total Utilities			3,489,960
	Water and Sewer – 1.8% (1.2% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A3	130,339
	AMBAC Insured
160	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	172,813
	Series 2008, 5.000%, 6/01/28 – FSA Insured
270	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	286,613
	5.000%, 12/01/21 – FSA Insured
560	Total Water and Sewer			589,765
$ 49,610	Total Investments (cost $45,256,783) – 144.8%			47,464,621
	Other Assets Less Liabilities – 5.5%			1,824,094
	Preferred Shares, at Liquidation Value – (50.3)% (5)			(16,500,000)
	Net Assets Applicable to Common Shares – 100%			$ 32,788,715

Fair Value Measurements

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$47,464,621	$ —	$47,464,621

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $45,228,294.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$2,944,096
Depreciation	(707,769)
Net unrealized appreciation (depreciation) of investments	$2,236,327

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010